RESERVES - Terms and Conditions of Performance Rights (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 $ / shares
Terms and conditions of performance rights [Abstract]
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 6.02	$ 3.93	$ 3.49
Performance Rights
Terms and conditions of performance rights [Abstract]
Number of shares converted upon vesting (in shares)	1
Number of shares vest upon achieving service based condition (in shares)	24,273,335	5,147,665
Employee Performance Rights, Expiring December 21, 2028 And December 31, 2027
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	2,885,000
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 4.00
Employee Performance Rights, Expiring December 21, 2028
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	2,440,000
Employee Performance Rights, Expiring December 31, 2027
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	445,000
Performance Rights, Expiring April 10, 2031, VWAP $6.00
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,157,803
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 6.00
Performance Rights, Expiring April 10, 2031, VWAP $7.00
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,157,803
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 7.00
Performance Rights, Expiring April 10, 2031, VWAP $8.00
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,157,803
Vesting hurdle (30-day VWAP) (weighted average) | $ / shares	$ 8.00
Employee Performance Rights, Performance Vesting Condition
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,146,000
Employee Performance Rights, Performance Vesting Condition, Expiring December 22, 2025
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	271,000
Employee Performance Rights, Performance Vesting Condition, Expiring December 31, 2025
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	175,000
Employee Performance Rights, Performance Vesting Condition, Expiring April 23, 2026
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	400,000
Employee Performance Rights, Performance Vesting Condition, Expiring December 22, 2026
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	275,000
Employee Performance Rights, Performance Vesting Condition, Expiring December 31, 2026
Terms and conditions of performance rights [Abstract]
Number of shares vest upon achieving service based condition (in shares)	25,000